Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2021	2020
Current:
Federal	$(3)	$(2)
State	92	100
Total current income taxes	89	98
Deferred:
Federal	-	-
State	-	-
Total deferred income taxes	-	-
Total provision for income taxes	$89	$98

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2021	2020
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$66	$68
Reserves not deductible until paid	4	55
Net operating loss carryforwards
Federal	2,168	2,170
State	883	816
Federal tax credit	877	733
Operating lease liabilities	402	416
Other	92	69
Gross deferred tax assets	4,492	4,327
Less valuation allowance	(2,351)	(2,269)
Deferred tax assets net of valuation allowance	$2,141	$2,058

Deferred tax liabilities:
Property and equipment	$(1,731)	$(1,552)
Operating lease right of use assets	(402)	(416)
Other	-	(82)
Gross deferred tax liabilities	$(2,133)	$(2,050)
Net deferred tax asset	$8	$8

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2021	2020
Income before income taxes	$1,736	$52
Less net loss attributable to non-controlling interest in subsidiary	(324)	(60)
Income before income taxes attributable to
Avalon Holdings Corporation common shareholders	2,060	112
Federal statutory rate	21%	21%
Computed Federal provision for income taxes	433	24
State income taxes, net of federal income tax benefits	71	79
Change in valuation allowance	82	226
Increase in available federal tax credit	(144)	(80)
Other nondeductible expenses	38	16
Other nontaxable income	(411)	(168)
Other, net	20	1
Total provision for income taxes	$89	$98